Consolidated Statement of Changes in Equity - GBP (£) £ in Millions		Total	Santander UK Group Holdings plc	Share capital	Share capital Santander UK Group Holdings plc	Other equity instruments	Other equity instruments Santander UK Group Holdings plc	Available for sale [1]	Fair value [1]	Cash flow hedging	Currency translation	Retained earnings	Retained earnings Santander UK Group Holdings plc	Total	Non-controlling interests
Beginning balance at Dec. 31, 2017		£ 16,202		£ 7,060		£ 2,041		£ 68		£ 228	£ 5	£ 6,399		£ 15,801	£ 401
Adoption of IFRS 9	[2]	(192)						(68)	63			(187)		(192)
Ending balance at Jan. 01, 2018		16,010		7,060		2,041		0	63	228	5	6,212		15,609	401
Beginning balance at Dec. 31, 2017		16,202		7,060		2,041		68		228	5	6,399		15,801	401
Profit after tax		1,164										1,125		1,125	39
Other comprehensive income, net of tax:
– Fair value reserve (debt instruments)		(39)							(39)					(39)
– Cash flow hedges		23								23				23
– Pension remeasurement		352										352		352
– Own credit adjustment		63										63		63
Total comprehensive income		1,563							(39)	23		1,540		1,524	39
Other		(45)										(45)		(45)
Dividends on ordinary shares		(1,123)										(1,123)		(1,123)
Dividends on other equity instruments		(145)										(145)		(145)
Dividends on non-controlling interests		(40)													(40)
Ending balance at Dec. 31, 2018		16,220	£ 13,322	7,060	£ 7,060	2,041	£ 2,041		24	251	5	6,439	£ 4,221	15,820	400
Profit after tax		709	449									672	449	672	37
Other comprehensive income, net of tax:
– Fair value reserve (debt instruments)		0
– Cash flow hedges		117								117				117
– Pension remeasurement		(392)										(394)		(394)	2
– Own credit adjustment		(58)										(58)		(58)
– Currency translation on foreign operations		(3)									(3)			(3)
Total comprehensive income		373								117	(3)	220		334	39
Issue of other equity instruments		500	500			500	500							500
Repurchase of other equity instruments			(304)				(300)						(4)
Repurchase of non-controlling interests and other equity instruments		(318)				(300)						(4)		(304)	(14)
Dividends on ordinary shares		(262)	(262)									(262)	(262)	(262)
Dividends on other equity instruments		(142)	(142)									(142)	(142)	(142)
Dividends on non-controlling interests		(30)													(30)
Ending balance at Dec. 31, 2019		16,341	13,563	7,060	7,060	2,241	2,241		24	368	2	6,251	4,262	15,946	395
Profit after tax		438	240		0		0					402	240	402	36
Other comprehensive income, net of tax:
– Fair value reserve (debt instruments)		5							5					5
– Cash flow hedges		118								118				118
– Pension remeasurement		(372)										(370)		(370)	(2)
– Own credit adjustment		(3)										(3)		(3)
– Currency translation on foreign operations		0									0			0
Total comprehensive income		186							5	118	0	29		152	34
Dividends on ordinary shares		(103)	(103)		0		0					(103)	(103)	(103)
Dividends on other equity instruments		(147)	(147)		0		0					(147)	(147)	(147)
Dividends on non-controlling interests		(32)													(32)
Ending balance at Dec. 31, 2020		£ 16,245	£ 13,553	£ 7,060	£ 7,060	£ 2,241	£ 2,241		£ 29	£ 486	£ 2	£ 6,030	£ 4,252	£ 15,848	£ 397

[1]	Following the adoption of IFRS 9, a fair value reserve was introduced to replace the available-for-sale reserve.
[2]	The adoption of IFRS 9 decreased shareholders' equity at 1 January 2018 by £192m (net of tax), comprised of a £49m decrease arising from the application of the new classification and measurement requirements for financial assets, and a £211m decrease arising from the application of the new ECL impairment methodology, partially offset by the recognition of a deferred tax asset of £68m.